PROSPECTUS

                              THE  | 75 Maiden Lane
                            ALGER  | New York, New York 10038
                             FUND  | (800)992-FUND (3863)



     The Alger Fund offers interests in six Portfolios. Each Portfolio has distinct investment objectives and policies which are discussed in the section entitled "Investment Objectives and Policies." The six Portfolios are:

                      o Alger Money Market Portfolio
                      o Alger Small Capitalization Portfolio
                      o Alger MidCap Growth Portfolio
                      o Alger Growth Portfolio
                      o Alger Balanced Portfolio
                      o Alger Capital Appreciation Portfolio

    With the exception of Alger Money Market Portfolio, each Portfolio offers three classes of shares, each with a different combination of sales charges, ongoing fees and other features.

    This Prospectus, which should be retained for future reference, contains important information that you should know before investing. A Statement of
        Additional Information dated February 25, 1998 containing further information about The Alger Fund has been filed with the Securities and
   Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting The Alger Fund at the address or phone number above. The Securities and Exchange Commission maintains a Web site at http://www.sec.gov where the Statement of Additional Information, material incorporated by reference, and other information regarding The
                           Alger Fund may be accessed.


                TABLE OF CONTENTS
                                                  Page
                                                  -----

Introduction...................................     i
Portfolio Expenses.............................    ii
Financial Highlights...........................    vi
How to Purchase Shares.........................     1
How to Sell Shares.............................     5
Special Investor Services......................     6
Investment Objectives and Policies.............     8
Investment Practices...........................    10
Management of the Fund.........................    12
Net Asset Value................................    14
Dividends and Taxes............................    14
Performance....................................    15





         SHARES OF ALGER MONEY MARKET PORTFOLIO ARE NEITHER INSURED NOR
           GUARANTEED BY THE U.S. GOVERNMENT AND THERE IS NO ASSURANCE
           THAT ALGER MONEY MARKET PORTFOLIO WILL BE ABLE TO MAINTAIN
                  A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
         SHARES OF THE ALGER FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
           GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT
         FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION,
                 THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                   ------------------------------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED
   UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                                FEBRUARY 25, 1998
       AS SUPPLEMENTED ON MAY 18, 1998, AUGUST 5, 1998 AND AUGUST 20, 1998

--------------------------------------------------------------------------------
                                  INTRODUCTION

   The Alger Fund's portfolios, other than Alger Money Market Portfolio, offer three classes of shares having different sales charges, ongoing fees and other features. You may purchase the class of shares that is most beneficial to you based upon the amount of the purchase, the length of time you expect to hold shares and other circumstances.

CLASS A SHARES

   An investor purchasing Class A Shares may pay a sales charge at the time of purchase. Class A Shares are not subject to a charge when they are redeemed (except for shares purchased for total proceeds of $1 million or more, which have no initial sales charge and which may be subject to a contingent deferred sales charge ["CDSC"]). The initial sales charge may be reduced or waived for certain purchases. Class A Shares are subject to a shareholder servicing fee equal to an annual rate of .25% of the Portfolio's average daily net assets attributable to its Class A Shares. See "How to Purchase Shares--Class A Share Information."

CLASS B SHARES

   Class B Shares are offered for sale for purchases of less than $250,000. Class B Shares have no initial sales charge, but may be subject to a CDSC of up to 5% if you redeem within six years of purchase. They are subject to a distribution (Rule 12b-1) fee at an annual rate of .75% of the Portfolio's average daily net assets attributable to Class B Shares. Class B Shares also pay a shareholder servicing fee calculated at an annual rate of .25% of the Portfolio's average daily net assets attributable to its Class B Shares. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made but will have a higher expense ratio and generally will pay lower dividends than Class A Shares due to the distribution fee on Class B Shares. Class B Shares will automatically convert to Class A Shares eight years after the end of the calendar month in which the investor's order to purchase was accepted. See "How to Purchase Shares--Class B Share Information."

CLASS C SHARES

   Class C Shares are offered for sale for purchases of less than $1,000,000. There is no initial sales charge for Class C Shares, but they may be subject to a CDSC of 1% if you redeem within the first year of purchase. They are subject to a distribution (Rule 12b-1) fee at an annual rate of .75% of the Portfolio's average daily net assets attributable to Class C Shares. In addition, an annual shareholder servicing fee calculated at an annual rate of .25% of the Portfolio's average daily net assets attributable to its Class C Shares will be paid by Class C shareholders. Class C Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made but will have a higher expense ratio and generally will pay lower dividends than Class A Shares due to the distribution fee on Class C Shares. Class C Shares will automatically convert to Class A Shares twelve years after the end of the calendar month in which the investor's order to purchase was accepted. See "How to Purchase Shares--Class C Share Information."

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PORTFOLIO EXPENSES

   The table below is designed to assist you in understanding the direct and indirect costs and expenses that you will bear as a shareholder. The Example beginning on page iv shows the amount of expenses you would pay on a $1,000 investment in each class of shares of the Portfolios. These amounts assume the reinvestment of all dividends and distributions, payment of any applicable initial sales charge or contingent deferred sales charge and payment by the Portfolios of operating expenses as shown in the table under Annual Fund Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.


                                        ALGER                  ALGER                            ALGER
                                    MONEY MARKET             BALANCED                           GROWTH
                                      PORTFOLIO              PORTFOLIO                         PORTFOLIO
                                  ------------------    -------------------------        ------------------------
                                                        CLASS A   CLASS B   CLASS C      CLASS A  CLASS B CLASS C
                                                        -------   -------   -------      -------  ------- -------
SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed
  on Purchases (as a percentage of
  offering price)(a)(b) ..............     None           4.75%     None      None        4.75%     None    None

Maximum Sales Charge Imposed on
  Reinvested Dividends ...............     None           None      None      None        None      None    None
Maximum Contingent Deferred
  Sales Charge (as a percentage of
  redemption proceeds)(b) ............     None           None      5.00%     1.00%       None      5.00%   1.00%

Redemption Fees ......................     None           None      None      None        None      None    None

Exchange Fees ........................     None           None      None      None        None      None    None

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of
   average net assets)

Management Fees ......................      .50%           .75%      .75%      .75%        .75%      .75%    .75%

Rule 12b-1 Fees(c) ...................     None           None       .75%      .75%       None       .75%    .75%
Other Expenses (d)(e) ................      .31%          1.35%     1.39%     1.39%        .55%      .58%    .58%
                                            ---           ----      ----      ----        ----      ----    ----
Total Fund Expenses (c)(d) ...........      .81%          2.10%     2.89%     2.89%       1.30%     2.08%   2.08%
                                            ===           ====      ====      ====        ====      ====    ====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO EXPENSES (CONTINUED)

                                                        ALGER MIDCAP                   ALGER                        ALGER
                                                           GROWTH              SMALL CAPITALIZATION          CAPITAL APPRECIATION
                                                          PORTFOLIO                  PORTFOLIO                    PORTFOLIO
                                                   -----------------------    -------------------------  ------------------------
                                                  CLASS A  CLASS B  CLASS C   CLASS A  CLASS B  CLASS C  CLASS A  CLASS B  CLASS C
                                                  -------  -------  -------   -------  -------  -------  -------  -------  -------
SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed
  on Purchases (as a percentage of
  offering price)(a)(b) ........................   4.75%   None    None       4.75%    None     None      4.75%    None     None

Maximum Sales Load Imposed on
  Reinvested Dividends .........................   None    None    None       None     None     None      None     None     None

Maximum Contingent Deferred
  Sales Charge (as a percentage
  of redemption proceeds)(b) ...................   None    5.00%   1.00%      None     5.00%    1.00%     None     5.00%    1.00%

Redemption Fees ................................   None    None    None       None     None     None      None     None     None

Exchange Fees ..................................   None    None    None       None     None     None      None     None     None

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)

Management Fees ................................    .80%    .80%    .80%       .85%     .85%     .85%      .85%     .85%     .85%

Rule 12b-1 Fees(c) .............................   None     .75%    .75%      None      .75%     .75%     None      .75%     .75%

Other Expenses (d)(e) ..........................    .60%    .64%    .64%       .53%     .54%     .54%      .68%     .78%     .78%
                                                   ----    ----    ----       ----     ----     ----      ----     ----     ----
Total Fund Expenses (c)(d) .....................   1.40%   2.19%   2.19%      1.38%    2.14%    2.14%     1.53%    2.38%    2.38%
                                                   ====    ====    ====       ====     ====     ====      ====     ====     ====


(a) The sales charge applicable to Class A Shares set forth in the above table is the maximum charge imposed upon the purchase of shares. Shareholders may pay less than 4.75% depending on the amount invested in Class A Shares of the Fund. See "How to Purchase Shares--Class A Share Information."
(b) Class A purchases of $1 million or more are not subject to an initial sales charge; however, a contingent deferred sales charge of 1% may be imposed on certain redemptions within one year following such purchases. See "How to Purchase Shares--Class A Share Information." For Class B purchases, the amount of the contingent deferred sales charge, if applicable, will depend on the number of years since the shareholder made the purchase payment. See "How to Purchase Shares--Class B Share Information." For Class C purchases, a contingent deferred sales charge of 1% may be imposed on redemptions within one year following purchase. See "How to Purchase Shares--Class C Share Information."
(c) The Alger Fund pays Fred Alger & Company, Incorporated for its services in distributing Class B and Class C Shares of each Portfolio other than Alger Money Market Portfolio at the maximum annual rate of .75% of the class's average daily net assets. Long-term shareholders paying Rule 12b-1 fees pursuant to The Alger Fund's plans of distribution may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc.
(d) Included in Other Expenses of Alger Capital Appreciation Portfolio is 0.08% of interest expense for Class A Shares and 0.11% of interest expense for Class B and Class C Shares.
(e) Other Expenses for a Portfolio's Class C Shares are estimated on the basis of amounts incurred by the Portfolio's Class B Shares during its most recent fiscal year.


--------------------------------------------------------------------------------


                                        ALGER                  ALGER                          ALGER
                                    MONEY MARKET             BALANCED                        GROWTH
                                      PORTFOLIO              PORTFOLIO                      PORTFOLIO
                                  ---------------   -----------------------------    ------------------------
                                                    CLASS A   CLASS B   CLASS C      CLASS A  CLASS B CLASS C
                                                    -------   -------   -------      -------  ------- -------
EXAMPLE
You would pay the following
  expenses on a $1,000
  investment including
  the maximum sales
  charges and assuming
  (1) 5% annual return and
  (2) redemption at the end of
  each time period:
One Year ..........................     $ 8           $ 68      $ 79     $  39        $ 60      $ 71   $  31
Three Years .......................      26            110       119        89          87        95      65
Five Years ........................      45            155       172       152         115       132     112
Ten Years .........................     100            279       321       321         197       241     241

You would  pay the  following
  expenses  on the  same
  investment,  assuming  no
  redemption at the end
  of each time period:
One Year ..........................     $ 8           $ 68      $ 29     $  29        $ 60      $ 21   $  21
Three Years .......................      26            110        89        89          87        65      65
Five Years ........................      45            155       152       152         115       112     112
Ten Years .........................     100            279       321       321         197       241     241


--------------------------------------------------------------------------------
                                       iv

--------------------------------------------------------------------------------
Portfolio Expenses (continued)

                                      ALGER MIDCAP                     ALGER                        ALGER
                                         GROWTH                SMALL CAPITALIZATION          CAPITAL APPRECIATION
                                        PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                -------------------------    -------------------------    -------------------------
                                 CLASS A  CLASS B  CLASS C   CLASS A  CLASS B  CLASS C    CLASS A  CLASS B  CLASS C
                                 -------  -------  -------   -------  -------  -------    -------  -------  -------
Example
You would pay the following
  expenses on a $1,000
  investment including the
  maximum sales charges and
  assuming (1) 5% annual
  return and (2) redemption at
the end of each time period:
One Year .....................    $ 61    $ 72   $  32        $ 61     $ 72    $  32       $ 62     $ 74   $  34
Three Years...................      90      99      69          89       97       67         94      104      74
Five Years....................     120     137     117         119      135      115        127      147     127
Ten Years.....................     207     252     252         205      247      247        221      272     272

You would  pay the  following
  expenses on the same
  investment, assuming no
  redemption at the end
  of each time period:
One Year......................    $ 61    $ 22   $  22        $ 61     $ 22      $22       $ 62     $ 24   $  24
Three Years...................      90      69      69          89       67       67         94       74      74
Five Years....................     120     117     117         119      115      115        127      127     127
Ten Years.....................     207     252     252         205      247      247        221      272     272

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

The Financial Highlights for the years ended October 31, 1990 through 1997 have been audited by Arthur Andersen LLP, The Alger Fund's (the "Fund") independent public accountants. This information should be read in conjunction with the financial statements of the Fund contained in its Annual Report, which financial statements are incorporated by reference in the Statement of Additional Information. An Annual Report of the Fund is available by contacting the Fund at
(800) 992-3863. In addition to financial statements, the Annual Report contains further information about the performance of the Fund. The Financial Highlights, with the exception of the total return information, for the two years ended October 31, 1989, have been audited by other independent accountants, who have expressed an unqualified opinion thereon.

THE ALGER FUND
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                YEAR ENDED OCTOBER 31,
                                          -------------------------------------------------------------------
                                            1997         1996        1995       1994        1993        1992
                                            ----         ----        ----       ----        ----        ----
Net asset value, beginning of period.     $ 1.0000    $ 1.0000    $ 1.0000   $ 1.0000    $ 1.0000    $ 1.0000
                                          --------    --------    --------   --------    --------    --------
Net investment income................        .0479       .0521       .0573      .0374        .0304      .0424
Dividends from net investment
  income.............................       (.0479)     (.0521)     (.0573)    (.0374)     (.0304)     (.0424)
                                          --------    --------    --------   --------    --------    --------
Net asset value, end of period.......     $ 1.0000    $ 1.0000    $ 1.0000   $ 1.0000    $ 1.0000    $ 1.0000
                                          ========    ========    ========   ========    ========    ========
Total Return ........................         4.9%        5.3%        5.9%       3.8%        3.1%        4.3%
                                          ========    ========    ========   ========    ========    ========
Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted)..................     $179,407    $285,702    $185,822   $163,170    $126,567    $135,288
                                          ========    ========    ========   ========    ========    ========
  Ratio of expenses to average net
    assets...........................         .81%        .41%        .29%       .27%        .41%        .25%
                                          ========    ========    ========   ========    ========    ========
  Decrease reflected in above
    expense ratios due to expense
    reimbursements and
    management fee waivers...........          --%        .38%        .50%       .50%        .50%        .60%
                                          ========    ========    ========   ========    ========    ========
  Ratio of net investment income
    to average net assets............        4.76%       5.18%       5.73%      3.78%       3.04%       4.30%
                                          ========    ========    ========   ========    ========    ========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     YEAR ENDED OCTOBER 31,
                                         ------------------------------------------------
                                            1991         1990          1989         1988
                                            -----        -----         -----        -----
Net asset value, beginning of period.    $  1.0000   $  1.0000     $  1.0000    $  1.0000
                                         ---------   ---------     ---------    ---------
Net investment income................        .0671       .0844         .0927        .0732
Dividends from net investment
  income.............................       (.0671)     (.0844)       (.0927)      (.0732)
                                         ---------   ---------     ---------    ---------
Net asset value, end of period.......    $  1.0000   $  1.0000     $  1.0000    $  1.0000
                                         =========   =========     =========    =========
Total Return ........................         6.9%        8.8%          9.7%(i)      7.6%(i)
                                         =========   =========     =========    =========
Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted)..................     $160,898    $143,420     $  69,581    $  11,509
                                         =========   =========     =========    =========
  Ratio of expenses to average net
    assets...........................         .18%        .03%            --           --
                                         =========   =========     =========    =========
  Decrease reflected in above
    expense ratios due to expense
    reimbursements and
    management fee waivers...........         .63%        .84%          .93%        1.73%
                                         =========   =========     =========    =========
  Ratio of net investment income
    to average net assets............        6.76%       8.37%         9.45%        7.16%
                                         =========   =========     =========    =========


(i) Unaudited.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUND
BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS (i)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                        CLASS C          CLASS A                  CLASS B
                                      -----------      -----------      ----------------------------

                                      THREE MONTHS     TEN MONTHS
                                          ENDED           ENDED             YEAR ENDED OCTOBER 31,
                                      OCTOBER 31,      OCTOBER 31,      ----------------------------
                                         1997(ii)        1997(ii)         1997            1996
                                       ----------      -----------      ----------------------------
Net asset value,
  beginning
  of period.......................     $   16.88        $   13.99       $   14.21       $   13.59
                                       ---------        ---------       ---------       ---------
Net investment income
  (loss) .........................          (.01)             .05              --             .12
Net realized and
  unrealized gain
  (loss) on
   investments ...................          (.38)            2.54            2.67             .72
                                       ---------        ---------       ---------       ---------
Total from investment
  operations .....................          (.39)            2.59            2.67             .84
                                       ---------        ---------       ---------       ---------
Dividends from net
  investment
  income..........................            --               --            (.06)           (.01)
Distributions from
  net realized
  gains...........................            --               --            (.34)           (.21)
                                       ---------        ---------       ---------       ---------
Total Distributions...............            --               --            (.40)           (.22)
                                       ---------        ---------       ---------       ---------
Net asset value,
  end of period ..................     $   16.49        $   16.58       $   16.48       $   14.21
                                       =========        =========       =========       =========

Total Return (iii) ...............        (2.31%)           18.5%           19.3%            6.3%
                                       =========        =========       =========       =========
Ratios and
  Supplemental Data:
  Net assets, end
    of period (000's
    omitted)......................     $      48        $     459       $  12,653       $  13,492
                                       =========        =========       =========       =========
  Ratio of
    expenses to
    average
    net assets....................         2.77%            2.10%           2.89%           2.70%
                                       =========        =========       =========       =========
  Decrease reflected
    in above expense
    ratios due to
    expense
    reimbursements (v) ...........            --               --              --              --
                                       =========        =========       =========       =========
  Ratio of net
     investment income
     (loss) to
     average net assets ..........         (.84%)            .72%            .04%            .47%
                                       =========        =========       =========       =========
  Portfolio
    Turnover Rate.. ..............       109.26%          109.26%         109.26%          85.51%
                                       =========        =========       =========       =========
  Average Commission
    Rate Paid ....................     $   .0709        $   .0709       $   .0709       $   .0700
                                       =========        =========       =========       =========




                                                                  CLASS B
                                       -----------------------------------------------------------
                                                                                          FROM
                                                                                     JUNE 1, 1992
                                                                                    (COMMENCEMENT
                                               YEAR ENDED OCTOBER 31,               OF OPERATIONS)
                                       --------------------------------------       TO OCTOBER 31,
                                       1995              1994            1993          1992(ii)
                                       ----              ----            ----          --------
Net asset value,
  beginning
  of period......................      $   10.65       $   11.18      $    9.95         $  10.00
                                       ---------       ---------      ---------         --------
Net investment income
  (loss) ........................           (.02)(iv)       (.05)          (.01)            (.12)
Net realized and
  unrealized gain
  (loss) on
   investments ..................           2.96            (.39)          1.24              .07
                                       ---------       ---------      ---------         --------
Total from investment
  operations ....................           2.94            (.44)          1.23             (.05)
                                       ---------       ---------      ---------         --------
Dividends from net
  investment
  income.........................             --              --             --               --
Distributions from
  net realized
  gains..........................             --            (.09)            --               --
                                       ---------       ---------      ---------         --------
Total Distributions..............             --            (.09)            --               --
                                       ---------       ---------      ---------         --------
Net asset value,
  end of period .................      $   13.59       $   10.65      $   11.18         $   9.95
                                       =========       =========      =========         ========

Total Return (iii) ...............         27.6%           (4.0%)         12.4%            (0.5%)
                                       =========       =========      =========         ========
Ratios and
  Supplemental Data:
  Net assets, end
    of period (000's
    omitted)......................     $   6,214       $   3,073      $   3,125         $  1,370
                                       =========       =========      =========         ========
  Ratio of
    expenses to
    average
    net assets....................         3.34%           3.18%          3.82%            5.62%
                                       =========       =========      =========         ========
  Decrease reflected
    in above expense
    ratios due to
    expense
    reimbursements (v) ...........          .24%              --           .75%             .75%
                                       =========       =========      =========         ========
  Ratio of net
     investment income
     (loss) to
     average net assets ..........         (.13%)          (.41%)         (.97%)          (3.07%)
                                       =========       =========      =========         ========
  Portfolio
    Turnover Rate.. ..............        84.06%          84.88%        115.17%           17.07%
                                       =========       =========      =========         ========


  (i) Class C Shares were initially offered August 1, 1997. Class A Shares were initially offered January 1, 1997.
 (ii)  Ratios have been annualized; total return has not been annualized.
(iii)  Does not reflect the effect of any sales charges.
 (iv) Amount was computed based on average shares outstanding during the period.
  (v) Represents expense reimbursements made pursuant to applicable state expense limits.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ALGER FUND
MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS (i)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                        CLASS C          CLASS A                  CLASS B
                                      -----------      -----------      ----------------------------

                                      THREE MONTHS     TEN MONTHS
                                         ENDED            ENDED             YEAR ENDED OCTOBER 31,
                                      OCTOBER 31,      OCTOBER 31,      ----------------------------
                                        1997(ii)         1997(ii)         1997            1996
                                       ----------      -----------      ----------------------------

Net asset value,
  beginning
  of period......................       $  22.49        $  18.92       $  18.87        $  18.94
                                        --------        --------       --------        --------
Net investment
  income (loss)..................           (.03)           (.10)          (.29)           (.25)(iv)
Net realized and
  unrealized gain (loss)
  on investments.................           (.13)           3.64           4.23            1.35
                                        --------        --------       --------        --------
  Total from
    investment operations........           (.16)           3.54           3.94            1.10
Distribution from
  net realized gains ............             --              --           (.48)          (1.17)
                                        --------        --------       --------        --------
Net asset value,
  end of period..................       $  22.33        $  22.46       $  22.33        $  18.87
                                        ========        ========       ========        ========
Total Return (iii)...............           (.7%)          18.7%          21.4%            6.4%
                                        ========        ========       ========        ========
Ratios and
  Supplemental Data:
  Net assets, end of period
 (000's omitted) ................       $     84        $  5,436       $166,475        $125,686
                                        ========        ========       ========        ========
  Ratio of expenses
    to average net assets .......           1.97%          1.40%          2.19%           2.27%
                                        ========        ========       ========        ========
  Decrease reflected
    in above  expense
    ratio due to expense
    reimbursements (v)...........             --              --             --              --
                                        ========        ========       ========        ========
  Ratio of net investment
    income (loss) to
    average net assets...........         (1.55%)          (.83%)        (1.58%)         (1.33%)
                                        ========        ========       ========        ========
  Portfolio
    Turnover Rate................        160.09%         160.09%        160.09%         113.95%
                                        ========        ========       ========        ========
  Average Commission
     Rate Paid...................       $  .0680        $  .0680       $  .0680        $  .0690
                                        ========        ========       ========        ========




                                                          CLASS B
                                       ----------------------------------------------
                                                                         FROM
                                                                      MAY 24, 1993
                                           YEAR ENDED                (COMMENCEMENT
                                           OCTOBER 31,              OF OPERATIONS)
                                       --------------------         TO OCTOBER 31,
                                         1995         1994              1993(ii)
                                         ----         ----             --------

Net asset value,
  beginning
  of period......................       $  12.77    $  12.48           $  10.00
                                        --------    --------           --------
Net investment
  income (loss)..................           (.08)       (.11)              (.09)
Net realized and
  unrealized gain (loss)
  on investments.................           6.25         .68               2.57
                                        --------    --------           --------
  Total from
    investment operations........           6.17         .57               2.48
Distribution from
  net realized gains ............             --        (.28)                --
                                        --------    --------           --------
Net asset value,
  end of period..................       $  18.94    $  12.77           $  12.48
                                        ========    ========           ========
Total Return (iii)...............          48.3%        4.7%              24.8%
                                        ========    ========           ========
Ratios and
  Supplemental Data:
  Net assets, end of period
 (000's omitted) ................       $ 54,016    $ 18,516           $  3,836
                                        ========    ========           ========
  Ratio of expenses
    to average net assets .......          2.39%       3.20%              3.73%
                                        ========    ========           ========
  Decrease reflected
    in above  expense
    ratio due to expense
    reimbursements (v)...........             --        .07%               .80%
                                        ========    ========           ========
  Ratio of net investment
    income (loss) to
    average net assets...........         (1.71%)     (2.32%)            (2.86%)
                                        ========    ========           ========
  Portfolio
    Turnover Rate................        121.60%     127.40%             57.64%
                                        ========    ========           ========


  (i) Class C Shares were initially offered August 1, 1997. Class A Shares were initially offered January 1, 1997.
 (ii)  Ratios have been annualized; total return has not been annualized.
(iii)  Does not reflect the effect of any sales charges.
 (iv) Amount was computed based on average shares outstanding during the period.
  (v) Represents expense reimbursements made pursuant to applicable state expense limits.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


THE ALGER FUND
GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS (i)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                        CLASS C          CLASS A                  CLASS B (ii)
                                      -----------      -----------      ----------------------------

                                      THREE MONTHS     TEN MONTHS
                                         ENDED            ENDED           YEAR ENDED OCTOBER 31,
                                      OCTOBER 31,      OCTOBER 31,    ----------------------------
                                        1997(vi)         1997(vi)         1997            1996
                                       ----------      -----------    ----------------------------
Net asset value,
  beginning of period ...........       $  11.98        $   9.40       $   9.49          $   9.38
                                        --------        --------       --------          --------
Net investment
  income (loss)..................           (.02)           (.02)          (.13)             (.08)(v)
Net realized and
  unrealized gain
  (loss) on investments..........           (.46)           2.20           2.44               .78
                                        --------        --------       --------          --------
Total from
  investment operations. ........           (.48)           2.18           2.31               .70
Distributions from
  net realized gains ............             --            --             (.30)             (.59)
                                        --------        --------       --------          --------
Net asset value,
  end of period... ..............       $  11.50        $  11.58       $  11.50          $   9.49
                                        ========        ========       ========          ========
Total Return (iv)................          (4.0%)          23.2%          24.9%              8.1%
                                        ========        ========       ========          ========
Ratios and
  Supplemental Data:
  Net assets,
    end of period
    (000's omitted)..............       $    199        $ 52,307       $304,984          $266,207
                                        ========        ========       ========          ========
  Ratio of expenses
    to average
    net assets...................          2.02%           1.30%          2.08%             2.08%
                                        ========        ========       ========          ========
  Decrease reflected
    in above expense
    ratios due to expense
    reimbursements...............             --              --             --                --
                                        ========        ========       ========          ========
  Ratio of net
    investment
    income (loss)
    to average net assets........         (1.43%)          (.39%)        (1.13%)            (.84%)
                                        ========        ========       ========          ========
  Portfolio
    Turnover Rate................        128.26%         128.26%        128.26%            94.91%
                                        ========        ========       ========          ========
  Average Commission
    Rate Paid... ................       $  .0699        $  .0699       $  .0699          $ .0715
                                        ========        ========       ========          ========





                                                    CLASS B (ii)
                                   -------------------------------------------
                                               YEAR ENDED OCTOBER 31,
                                   -------------------------------------------
                                     1995           1994                1993
                                     ----           ----                ----
Net asset value,
  beginning of period .........    $   6.97       $   7.43           $   5.76
                                   --------       --------           --------
Net investment
  income (loss)................        (.02)          (.07)(v)           (.02)
Net realized and
  unrealized gain
  (loss) on investments........        2.59            .35               1.70
                                   --------       --------           --------
Total from
  investment operations. ......        2.57            .28               1.68
Distributions from
  net realized gains ..........        (.16)          (.74)              (.01)
                                   --------       --------           --------
Net asset value,
  end of period... ............    $   9.38       $   6.97           $   7.43
                                   ========       ========           ========
Total Return (iv)..............       37.8%           4.1%              29.2%
                                   ========       ========           ========
Ratios and
  Supplemental Data:
  Net assets,
    end of period
    (000's omitted)............    $154,284       $ 76,390           $ 37,988
                                   ========       ========           ========
  Ratio of expenses
    to average
    net assets.................       2.09%          2.20%              2.20%
                                   ========       ========           ========
  Decrease reflected
    in above expense
    ratios due to expense
    reimbursements.............          --             --                 --
                                   ========       ========           ========
  Ratio of net
    investment
    income (loss)
    to average net assets......      (1.03%)        (1.01%)            (1.16%)
                                   ========       ========           ========
  Portfolio
    Turnover Rate..............     118.16%        103.86%            108.54%
                                   ========       ========           ========


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                     CLASS B (ii)
                                                   ---------------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                   ---------------------------------------------------------------------------------
                                                      1992            1991           1990          1989               1988
                                                      -----           -----          -----         -----              -----
Net asset value, beginning of period ...........   $     5.77       $     4.25     $    4.42     $    3.48          $    3.23
                                                   ----------       ----------     ---------     ---------          ---------
Net investment income (loss) ...................         (.06)(v)         (.02)         (.02)         (.05)              (.04)
Net realized and unrealized gain
  (loss) on investments ........................          .61             1.86          (.15)          .99                .29
                                                   ----------       ----------     ---------     ---------          ---------
Total from investment operations ...............          .55             1.84          (.17)          .94                .25
Distributions from net realized gains ..........         (.56)            (.32)           --            --                 --
                                                   ----------       ----------     ---------     ---------          ---------
Net asset value, end of period .................   $     5.76       $     5.77     $    4.25     $    4.42          $    3.48
                                                   ==========       ==========     =========     =========          =========
Total Return (iv) ..............................         9.7%            45.8%         (4.0%)        27.0%(iii)          7.7%(iii)
                                                   ==========       ==========     =========     =========          =========
Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) ............................   $   19,379       $   10,213     $   5,667     $   5,463          $   5,294
                                                   ==========       ==========     =========     =========          =========
  Ratio of expenses to average
    net assets .................................        2.32%            2.70%         3.09%         3.32%              3.01%
                                                   ==========       ==========     =========     =========          =========
  Decrease reflected in above
    expense ratios due to expense
    reimbursements .............................           --               --            --            --               .43%
                                                   ==========       ==========     =========     =========          =========
  Ratio of net investment
    income (loss)
    to average net assets ......................       (1.07%)          (1.06%)        (.68%)        (.70%)             (.99%)
                                                   ==========       ==========     =========     =========          =========
  Portfolio Turnover Rate ......................       69.28%           76.06%        86.06%       106.73%            151.30%
                                                   ==========       ==========     =========     =========          =========

--------------------------------------------------------------------------------

  (i) Class C Shares were initially offered August 1, 1997. Class A Shares were initially offered January 1, 1997. (ii) Per share data have been adjusted to reflect the effect of a 3 for 1 stock split which occurred September 27, 1995.
(iii)  Unaudited.
 (iv)  Does not reflect the effect of any sales charges.
  (v)  Amount was computed based on average shares outstanding during the year.
 (vi)  Ratios have been annualized; total return has not been annualized.

--------------------------------------------------------------------------------
                                       xi

--------------------------------------------------------------------------------
THE ALGER FUND
SMALL CAPITALIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS (i)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                        CLASS C        CLASS A                           CLASS B (ii)
                                     -------------    ------------   -----------------------------------------------------
                                     THREE MONTHS     TEN MONTHS
                                         ENDED          ENDED                        YEAR ENDED OCTOBER 31,
                                      OCTOBER 31,     OCTOBER 31,    -----------------------------------------------------
                                        1997(vi)       1997(vi)        1997       1996        1995       1994         1993
                                     -------------    ----------      -----      -----       -----      -----        -----


Net asset value,
  beginning of period ...........     $  10.38         $   9.21    $  10.86    $  11.13    $   7.62    $   8.65     $   6.88
                                      --------         --------    --------    --------    --------    --------     --------
Net investment
  income (loss)..................         (.03)            (.04)       (.11)       (.09)       (.13)       (.09)        (.08)
Net realized
  and unrealized
  gain (loss)
  on investments.................         (.06)            1.18        1.28         .42        3.64        (.02)        1.85
                                      --------         --------    --------    --------    --------    --------     --------
Total from
  investment operations..........         (.09)            1.14        1.17         .33        3.51        (.11)        1.77
Distributions from
  net realized gains ............           --               --       (1.74)       (.60)         --        (.92)          --
                                      --------         --------    --------    --------    --------    --------     --------
Net asset value,
  end of period..................     $  10.29         $  10.35    $  10.29    $  10.86    $  11.13    $   7.62     $   8.65
                                      ========         ========    ========    ========    ========    ========     ========
Total Return (iv)................         (.9%)           12.4%       12.9%        3.2%       46.2%       (1.1%)       25.8%
                                      ========         ========    ========    ========    ========    ========     ========
Ratios and
  Supplemental Data:
  Net assets, end
    of period
    (000's omitted)..............     $    338         $ 25,996    $580,651    $553,872    $463,718    $294,890     $300,108
                                      ========         ========    ========    ========    ========    ========     ========
  Ratio of expenses to
      average net assets.........        2.09%            1.38%       2.14%       2.13%       2.11%       2.18%        2.13%
                                      ========         ========    ========    ========    ========    ========     ========
  Decrease reflected
      in above expense
      ratios due to expense
      reimbursements.............           --               --          --          --          --          --           --
                                      ========         ========    ========    ========    ========    ========     ========
  Ratio of net investment
      income (loss) to
    average net assets...........       (1.71%)           (.93%)     (1.67%)     (1.59%)     (1.75%)     (1.51%)      (1.52%)
                                      ========         ========    ========    ========    ========    ========     ========
  Portfolio Turnover Rate........       120.27%         120.27%     120.27%     153.35%      97.37%     131.86%      148.49%
                                      ========         ========    ========    ========    ========    ========     ========
  Average Commission Rate Paid...     $  .0652         $  .0652    $  .0652    $  .0611
                                      ========         ========    ========    ========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               CLASS B (ii)
                                              --------------------------------------------------------------------------------
                                                                          YEAR ENDED OCTOBER 31,
                                              --------------------------------------------------------------------------------
                                                  1992            1991           1990              1989               1988
                                                  -----           -----          -----            -----               -----
Net asset value, beginning  of period .....   $      6.97       $     4.33     $     5.91       $     3.58          $    3.00
                                              -----------       ----------     ----------       ----------          ---------
Net investment income (loss) ..............          (.11)(v)         (.03)          (.06)(v)           --               (.07)
Net realized and unrealized
    gain (loss) on investments ............           .37             2.76           (.25)            2.33                .65
                                              -----------       ----------     ----------       ----------          ---------
Total from investment operations ..........           .26             2.73           (.31)            2.33                .58
Distributions from net realized gains .....          (.35)            (.09)         (1.27)              --                 --
                                              -----------       ----------     ----------       ----------          ---------
Net asset value, end of period ............   $      6.88    $        6.97  $        4.33       $     5.91          $    3.58
                                              ===========       ==========     ==========       ==========          =========
Total Return (iv) .........................          3.4%            63.7%          (7.1%)           65.1%(iii)         19.3%(iii)
                                              ===========       ==========     ==========       ==========          =========
Ratios and Supplemental Data:
  Net assets, end of period
      (000's omitted) .....................   $   182,432       $   61,273     $   23,628       $   11,990          $   3,709
                                              ===========       ==========     ==========       ==========          =========
  Ratio of expenses to
      average net assets ..................         2.17%            2.23%          2.66%            3.25%              3.01%
                                              ===========       ==========     ==========       ==========          =========
  Decrease reflected in above expense
      ratios due to expense
      reimbursements ......................            --               --             --               --              1.33%
                                              ===========       ==========     ==========       ==========          =========
  Ratio of net investment
      income (loss) to
    average net assets ....................        (1.64%)          (1.37%)        (1.17%)          (1.92%)            (2.07%)
                                              ===========       ==========     ==========       ==========          =========
  Portfolio Turnover Rate .................       121.00%          171.04%        252.66%          441.42%            228.32%
                                              ===========       ==========     ==========       ==========          =========




  (i) Class C Shares were initially offered August 1, 1997. Class A Shares were initially offered January 1, 1997.
 (ii) Per share data have been adjusted to reflect the effect of a 3 for 1 stock split which occurred September 27, 1995.
(iii)  Unaudited.
 (iv)  Does not reflect the effect of any sales charges.
  (v) Amount was computed based on average shares outstanding during the period.
 (vi)  Ratios have been annualized; total return has not been annualized.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUND
CAPITAL APPRECIATION PORTFOLIO (i)
FINANCIAL HIGHLIGHTS (ii)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                       CLASS C         CLASS A                             CLASS B
                                     -----------      -----------   -----------------------------------------------------------
                                    THREE MONTHS     TEN MONTHS
                                        ENDED            ENDED                      YEAR ENDED OCTOBER 31,
                                     OCTOBER 31,      OCTOBER 31,   -----------------------------------------------------------
                                       1997(v)          1997(v)        1997          1996             1995               1994
                                     -----------     -----------    ---------     ---------         --------           --------
Net asset value,
  beginning of period............     $    27.67     $    21.59    $    21.62     $    18.62        $    11.11        $    10.00
                                      ----------     ----------    ----------     ----------        ----------        ----------
Net investment
   income (loss).................           (.05)          (.09)         (.33)          (.34)(iii)       (0.47)(iii)       (0.47)
Net realized and
  unrealized gain
  on investments.................          (1.62)          4.67          4.85           3.88              7.98              1.58
                                      ----------     ----------    ----------     ----------        ----------        ----------
  Total from
    investment operations........          (1.67)          4.58          4.52           3.54              7.51              1.11
Distributions from
  net realized gains.............            --            --            (.14)          (.54)               --                --
                                      ----------     ----------    ----------     ----------        ----------        ----------
Net asset value,
  end of period..................     $    26.00     $    26.17    $    26.00     $    21.62        $    18.62        $    11.11
                                      ==========     ==========    ==========     ==========        ==========        ==========
Total Return (iv)................          (6.0%)         21.2%         21.0%          19.5%             67.6%             11.1%
                                      ==========     ==========    ==========     ==========        ==========        ==========
Ratios and
  Supplemental Data:
  Net assets, end
    of period
   (000's omitted)                    $      631     $   15,572    $  212,895     $  150,258        $   33,640        $    2,369
                                      ==========     ==========    ==========     ==========        ==========        ==========
  Ratio of expenses
    excluding interest to
    average net assets...........          2.18%          1.45%         2.27%          2.44%             3.26%             4.13%
                                      ==========     ==========    ==========     ==========        ==========        ==========
  Ratio of expenses
    including interest to
    average net assets...........          2.25%          1.53%         2.38%          2.46%             3.54%             5.53%
                                      ==========     ==========    ==========     ==========        ==========        ==========
  Decrease reflected
    in above expense
    ratios due to expense
    reimbursements (vi)..........             --             --            --             --                --             0.85%
                                      ==========     ==========    ==========     ==========        ==========        ==========
  Ratio of net
    investment income
    (loss) to average
     net assets..................         (1.80%)         (.85%)       (1.72%)        (1.61%)           (3.02%)           (5.12%)
                                      ==========     ==========    ==========     ==========        ==========        ==========
  Portfolio
     Turnover Rate...............        157.63%        157.63%       157.63%        162.37%           197.65%           231.99%
                                      ==========     ==========    ==========     ==========        ==========        ==========
  Average Commission
     Rate Paid...................     $    .0702     $    .0702    $    .0702     $    .0647
                                      ==========     ==========    ==========     ==========
  Amount of debt
    outstanding at end
    of period....................             --             --            --     $7,700,000                --        $  651,000
                                      ==========     ==========    ==========     ==========        ==========        ==========
  Average amount of debt
    outstanding
    during the period............     $2,940,097     $2,940,097    $2,940,097     $  239,966        $  293,153        $  406,864
                                      ==========     ==========    ==========     ==========        ==========        ==========
  Average daily number
    of shares outstanding
    during the period............      7,739,199      7,739,199     7,739,199      4,852,286           543,270           191,676
                                      ==========     ==========    ==========     ==========        ==========        ==========
  Average amount of debt per
    share during the period......     $     0.38     $     0.38    $     0.38     $     0.05        $     0.54        $     2.12
                                      ==========     ==========    ==========     ==========        ==========        ==========





  (i) Prior to March 27, 1995, the Capital Appreciation Portfolio was the Leveraged AllCap Portfolio.
 (ii) Class C Shares were initially offered August 1, 1997. Class A Shares were initially offered January 1, 1997.
(iii)  Amount was computed based on average shares outstanding during the year.
 (iv)  Does not reflect the effect of any sales charges.
  (v)  Ratios have been annualized; total return has not been annualized.
 (vi) Represents expense reimbursements made pursuant to applicable state expense limits.


--------------------------------------------------------------------------------

                             HOW TO PURCHASE SHARES
IN GENERAL
   The Alger Fund (the "Fund") offers Class A, Class B and Class C Shares (except for Alger Money Market Portfolio which has a single class of shares) for investors. The offering price for Class A Shares is net asset value plus an initial sales charge that declines for larger purchases (see "Class A Share Information" below). Purchases of Class A Shares in amounts of $1 million or more incur no initial sales charge but may be subject to a contingent deferred sales charge ("CDSC") if held for less than one year. The offering price for Class B Shares is net asset value with no initial sales charge but such shares may be subject to a CDSC if held for less than six years. Class B Shares automatically convert to Class A Shares after they have been held for eight years (see "Class B Share Information" below). Class C shares also are sold at net asset value without an initial sales charge, but they may be subject to a CDSC of 1% if held for less than one year. Class C Shares automatically convert to Class A Shares after they have been held for twelve years (see "Class C Share Information" below). Alger Money Market Portfolio is sold without an initial sales charge or CDSC. There is no minimum imposed on initial or subsequent investments in any Portfolio other than Alger Money Market Portfolio. The minimum initial investment in Alger Money Market Portfolio is $500, and subsequent investments must be at least $25. These minimums may be waived under certain circumstances. The Fund or the transfer agent may reject any purchase order.

METHODS OF PURCHASING SHARES

  MAIL
   You can buy shares through Alger Shareholder Services, Inc., the Fund's transfer agent ("Transfer Agent"), by filling out the New Account Application and returning it with a check drawn on a U.S. bank to Alger Shareholder Services, Inc. at 30 Montgomery Street, Box 2001, Jersey City, NJ 07302.

   WIRE TRANSFERS

   Investors establishing new accounts by wire transfer should forward their completed New Account Applications to the Transfer Agent, stating that the account was established by wire transfer and the date and amount of the transfer. Further information regarding wire transfers is available by calling
(800) 992-3863.

  BROKERS

   You can buy shares of the Portfolios through brokers who have signed sales agreements with the Fund's Distributor, Fred Alger & Company, Incorporated ("Alger Inc.").

  PROCESSING ORGANIZATIONS

   You can buy shares through a "Processing Organization," which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Processing Organizations may impose charges and restrictions in addition to or different from those applicable if you invest with the Fund directly. Therefore, you should read the materials provided by the Processing Organization in conjunction with this Prospectus. Certain Processing Organizations may receive compensation from the Fund, Alger Inc., or any of its affiliates.

CLASS A SHARE INFORMATION

   Class A Shares are available in all Portfolios except Alger Money Market Portfolio. These shares may be subject to an initial sales charge (indicated below) on purchases of less than $1 million. Purchases of Class A Shares in the amount of $1 million or more avoid the initial sales charge, but are subject to a CDSC of 1% if held for less than one year. See "Contingent Deferred Sales Charge" below.

  INITIAL SALES CHARGE

   The sales charges applicable to purchases of Class A Shares of the Portfolios (other than the Alger Money Market Portfolio) are:

                           SALES CHARGE       SALES CHARGE     DEALER ALLOWANCE
     PURCHASE                  AS % OF          AS % OF            AS % OF
      AMOUNT              OFFERING PRICE     NET ASSET VALUE   OFFERING PRICE
      ------              --------------     ---------------   --------------

Less than $100,000             4.75%              4.99%            4.00%
$100,000 - $249,999            4.00%              4.17%            3.25%
$250,000 - $499,999            3.00%              3.09%            2.50%
$500,000 - $999,999            2.25%              2.30%            1.75%
$1,000,000 and over              *                  *              1.00%

------------------
* Purchases of Class A Shares, which when combined with current holdings of Class A Shares offered with a sales charge equal to or exceeding $1,000,000 in the aggregate, may be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC is waived in certain circumstances. See "Waivers of Sales Charges."

   The reduced sales charges shown above apply to the aggregate of purchases of Class A Shares of the Fund made at one time (unless a Letter of Intent is on file with the Fund) by "any person," which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust, estate or single fiduciary account. See "Letter of Intent."

   From time to time Alger Inc. may reallow to brokers or financial intermediaries all or substantially all of the initial sales charge. To the extent that it does so, such persons may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

  RIGHT OF ACCUMULATION

   Class A Shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge as determined by aggregating the dollar amount of the new purchase and the current value (at offering price) of all Class A Shares of the Fund then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

  LETTER OF INTENT

   A Letter of Intent ("LOI") contemplating aggregate purchases of $100,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13-month period, provided that the investor refers to such LOI when placing orders. For purposes of a LOI, the "Purchase Amount" as referred to in the preceding sales charge table includes purchases of all Class A Shares of the Fund offered with a sales charge over the following 13 months. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of the LOI.

   The minimum initial investment under the LOI is 5% of the total LOI amount. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. Shares purchased with the first 5% of the total LOI amount will be held in escrow by the Transfer Agent to assure any necessary payment of a higher applicable sales charge if the investment goal is not met. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed.

CLASS B SHARE INFORMATION

   Class B Shares are offered for sale for purchases of less than $250,000. Class B Shares are sold at net asset value with no initial sales charge. This provides investors the benefit of putting all of their dollars to work at the time the investment is made. However, a CDSC of up to 5% may be imposed if you redeem your shares within six years of purchase. See "Contingent Deferred Sales Charge." Class B Shares are subject to certain Rule 12b-1 fees as well, which are described below. Once Class B Shares have been held for eight years, they will automatically convert to Class A Shares. See "Conversion of Class B and Class C Shares."

CLASS C SHARE INFORMATION

   Class C shares are offered for sale for purchases of less than $1,000,000. Class C Shares are sold at net asset value with no initial sales charge. This provides investors the benefit of putting all of their dollars to work at the time the investment is made. However, a CDSC of 1% may be imposed if you redeem your shares within one year of purchase. See "Contingent Deferred Sales Charge." Class C Shares are subject to certain Rule 12b-1 fees as well, which are described below. Once Class C Shares have been held for twelve years, they will automatically convert to Class A Shares. (See "Conversion of Class B and Class C Shares.")

   Class C Shares are subject to the same ongoing distribution and service fees as Class B Shares but are subject to a CDSC for a shorter period of time (one year versus six years) than Class B Shares. However, Class B Shares convert to Class A Shares after a shorter period of time than do Class C Shares (eight years versus twelve years).

CONVERSION OF CLASS B AND CLASS C SHARES

   Class B and Class C Shares will automatically convert to Class A Shares eight and twelve years, respectively, after the end of the calendar month in which the order to purchase was accepted and will thereafter not be subject to the original Class's Rule 12b-1 fees. The conversion will be completed on the basis of the relative net asset values per share without the imposition of any sales charge, fee or other charge. At conversion, a proportionate amount of shares representing reinvested dividends and reinvested capital gains will also be converted into Class A Shares. Because Alger Money Market Portfolio is not subject to any distribution fees, the running of the applicable conversion period is suspended for any period of time in which shares received in exchange for Class B or Class C Shares are held in that Portfolio. For purposes of determining the conversion date of Class B Shares outstanding prior to August 1, 1997, such shares will be deemed to have been held for either eight years or the period (adjusted as set forth in the preceding sentence) since their purchase acceptance, whichever is shorter. Accordingly, all Class B Shares outstanding for at least eight years as of August 28, 1997 were converted to Class A Shares on August 28, 1997.

   The conversion of Class B Shares and Class C Shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of shares does not constitute a taxable event under Federal income tax laws. The conversion of Class B and Class C Shares may be suspended if such an opinion is no longer available.

DISTRIBUTION PLANS

   The Fund has adopted separate Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") under which Classes B and C of each Portfolio other than Alger Money Market Portfolio may make payments to Alger Inc. in connection with its activities in promoting sales of that Portfolio's Class B and C Shares--at a maximum annual rate of .75% of the Portfolio's average daily net assets represented by such shares (each a Rule 12b-1 fee). Under the Class B Plan, the Rule 12b-1 fee is paid, up to the maximum annual rate, to the extent necessary to reimburse Alger Inc.'s expenses incurred in promoting distribution of Class B shares. Under the Class C Plan, the Rule 12b-1 fee constitutes compensation to Alger Inc. for its activities in distributing Class C Shares, and the expenses incurred by Alger
Inc.  in  connection  with  such  activities  may be  greater  or less  than the compensation received from the Portfolio. In each case, the Rule 12b-1 fee, sometimes described as an "asset-based sales charge," allows investors to buy shares without an initial sales charge while allowing Alger Inc. to compensate dealers that sell Class B or C Shares of the Portfolios. Typically, Alger Inc., in its discretion or pursuant to dealer agreements, pays sales commissions of up to 4.75% of the amount invested in Class B Shares, and up to 1% of the amount invested in Class C Shares, to dealers from its own resources at the time of sale and pays continuing commissions after purchase to dealers selling Class C Shares. For Class B Shares, Alger Inc. retains the asset-based sales charge to recoup the sales commissions and other sales-related expenses its pays. For Class C Shares, the asset-based sales charge is retained by Alger Inc. in the first year after purchase; in subsequent years, all or a portion of it typically is paid to the dealers who sold the Class C Shares. In some cases, the selling dealer is Alger Inc. Any CDSCs on Class B Shares received by Alger Inc. will reduce the amount to be reimbursed under the Class B Plan. Under the Class B Plan, any excess distribution expenses may be carried forward, with interest, and reimbursed in future years. At October 31, 1997, the end of the Fund's fiscal year, the following approximate amounts were carried forward under the Class B Plan: Alger Small Capitalization Portfolio--$16,444,000 (2.71% of net assets); Alger MidCap Growth Portfolio--$3,218,000 (1.87%); Alger Growth Portfolio--$7,605,000 (2.13%); Alger Balanced Portfolio--$225,000 (1.71%); and
Alger Capital Appreciation Portfolio--$2,124,000 (.93%).

CONTINGENT DEFERRED SALES CHARGE

   No CDSC is imposed on the redemption of shares of Alger Money Market Portfolio, except that shares of the Portfolio acquired in exchange for shares of the other Portfolios will bear any CDSC that would apply to the exchanged shares.

   With respect to Class B Shares, there is no initial sales charge on purchases of shares of any Portfolio, but a CDSC may be charged on certain redemptions. The CDSC is imposed on any redemption that causes the current value of your account in the Class B shares of the Portfolio to fall below the amount of purchase payments made during a six-year holding period. The amount of the charge is based on the length of time shares are held, according to the following table:

                                         CONTINGENT
                                       DEFERRED SALES
       YEARS SHARES WERE HELD              CHARGE
 ------------------------------------  --------------
Less than one........................        5%
One but less than two................        4%
Two but less than three..............        3%
Three but less than four.............        2%
Four but less than five..............        2%
Five but less than six...............        1%
Six and greater......................        0%

   Certain Class A Shares also are subject to a CDSC. Those Class A Shares purchased in an amount of $1 million or more which have not been subject to the Class's initial sales charge and which have not been held for a full year are subject to a CDSC of 1% at the time of redemption.

   Class C Shares have no initial sales charge but are subject to a CDSC of 1% if redeemed within one year of purchase.

   IN GENERAL

   For purposes of the CDSC, it is assumed that the shares of the Portfolio from which the redemption is made are the shares of that Portfolio which result in the lowest charge, if any.

   Redemptions of shares of each of the Portfolios are deemed to be made first from amounts, if any, to which a CDSC does not apply. There is no CDSC on redemptions of (i) shares that represent appreciation on your original investment, or (ii) shares purchased through reinvestment of dividends and capital gains. Since no charge is imposed on shares purchased and retained in Alger Money Market Portfolio, you may wish to consider redeeming those shares, if any, before redeeming shares that are subject to a CDSC. Please see the Statement of Additional Information for examples of how the CDSC is calculated when shares are exchanged.

WAIVERS OF SALES CHARGES

   No initial sales charge (Class A) or CDSC (Class A, B or C) is imposed on purchases or redemptions (1) by (i) employees of Alger Inc. and its affiliates,
(ii) IRAs, Keogh Plans and employee benefit plans for those employees and (iii) spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees; (2) by (i) accounts managed by investment advisory affiliates of Alger Inc. that are registered under the Investment Advisers Act of 1940, as amended, (ii) employees, participants and beneficiaries of those accounts, (iii) IRAs, Keogh
Plans and employee benefit plans for those employees, participants and beneficiaries and (iv) spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries; (3) by directors or trustees of any investment company for which Alger Inc. or any of its affiliates serves as investment adviser or distributor; (4) of shares held through defined contribution plans as defined by ERISA; (5) by an investment company registered under the 1940 Act in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction; (6) by registered investment advisers, banks, trust companies and other financial institutions on behalf of their clients; (7) by registered investment advisers for their own accounts; (8) by a Processing Organization, as shareholder of record on behalf of (i) investment advisers or financial planners trading for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services and clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the Processing Organization, and (ii) retirement and deferred compensation plans and trusts used to fund those plans; (9) by registered representatives of broker-dealers which have entered into Selected Dealer Agreements with Alger Inc., and their spouses, children, siblings and parents; and (10) of Class A shares purchased with the proceeds of a redemption of shares of a mutual fund other than the Fund, if an initial or deferred sales charge was paid in connection with the investment in the other fund and the redemption from the other fund occurred within 90 days of the purchase of Class A shares.

   Any CDSC is also waived on (1) Systematic Withdrawal Plan payments, (2) redemptions of shares in connection with certain required post-retirement withdrawals from an IRA or other retirement plan or (3) redemptions following the death or disability of a shareholder.

   Investors purchasing Class A Shares subject to one of the foregoing waivers are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption. Information regarding these procedures is available by contacting the Fund at (800) 992-3863.

                               HOW TO SELL SHARES

   You can sell (redeem) some or all of your shares on any business day. Your shares will be sold at the next net asset value calculated after your redemption request is received and accepted by the Transfer Agent and your payment will be made by check within seven days. A CDSC may be charged on certain redemptions. See "Contingent Deferred Sales Charge" above for details. Redemptions may be suspended and payments delayed under certain emergency circumstances as determined by the Securities and Exchange Commission. The Transfer Agent will reject any redemption request made within 15 days after receipt of the purchase check, the TelePurchase order or Automatic Investment Plan transfer against which such redemption is requested. You can sell your shares in any of the following ways: by mail, by telephone, by check (Alger Money Market Portfolio only) or through your broker. Please note that, although the Fund is authorized to charge a fee for each wire redemption, it does not currently intend to do so.

MAIL

   You should send a letter of instruction to the Transfer Agent that includes your name, account number, Portfolio name, the class of shares (if applicable), the number of shares or dollar amount and where you want the money to be sent. The letter must be signed by all authorized signers and, if the redemption is for more than $5,000 or if the proceeds are to be sent to an address other than the address of record, the signature(s) must be guaranteed. In addition, any request for redemption proceeds to be sent to the address of record must have the signature(s) guaranteed if made within 60 days of changing your address. The Transfer Agent will accept a signature guarantee by the following financial institutions: a U.S. bank, trust company, broker, dealer, municipal securities broker or dealer, government securities broker or dealer, credit union which is authorized to provide signature guarantees, national securities exchange, registered securities association or clearing agency.

TELEPHONE WIRE REDEMPTION OPTION

   If you wish to use this service, you should mark the appropriate box on the New Account Application or complete a Telephone Services Form with a guaranteed signature. To sell shares by telephone, please call (800) 992-3863. If your redemption request is received before 12:00 noon Eastern time for Alger Money Market Portfolio, your redemption proceeds will be wired the same day. Redemption requests for Portfolios other than Alger Money Market Portfolio received prior to the close of business of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) and requests received after 12:00 noon for Alger Money Market Portfolio will be paid on the next business day. The minimum wire redemption amount is $2,500. If your proceeds are less than $2,500, they will be mailed to your address of record. Redemption requests made before 12:00 noon Eastern time for Alger Money Market Portfolio will not receive a dividend for that day. Shares held in any Alger retirement plan and shares issued in certificate form are not eligible for this service.

TELEPHONE REDEMPTIONS

   You automatically have the ability to make redemptions by telephone unless you refuse the telephone redemption privilege. To sell shares by telephone, please call (800) 992-3863. If your redemption request is received before 12:00 noon Eastern time for Alger Money Market Portfolio, your redemption proceeds will generally be mailed on the next business day. Redemption requests for Portfolios other than Alger Money Market Portfolio received prior to the close of business of the NYSE (normally 4:00 p.m. Eastern time) will generally be mailed on the next business day. Requests received after 12:00 noon Eastern time for Alger Money Market Portfolio will generally be mailed on the business day following the next business day. Shares held in any Alger retirement plan and shares issued in certificate form are not eligible for this service.

   Redemption proceeds are mailed to the address of record. Any request for redemption proceeds to be sent to the address of record must be in writing with the signature(s) guaranteed if made within 60 days of changing your address. Redemption requests made before 12:00 noon Eastern time for Alger Money Market Portfolio will not receive a dividend for that day.

   The Fund, the Transfer Agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

CHECK REDEMPTIONS (ALGER MONEY MARKET PORTFOLIO ONLY)

   You may redeem shares in your Alger Money Market Portfolio account by writing a check for at least $500. Dividends are earned until the check clears. If you mark the appropriate box on the New Account Application and sign the signature card, the Fund will send you redemption checks. There is no charge for the first five checks you write in any one calendar year. You will be charged $2.50 for each additional check you write.

   Your redemption may be reduced by any applicable CDSC (see "Contingent Deferred Sales Charge"). If your account is not adequate to cover the amount of your check and any applicable CDSC, the check will be returned marked insufficient funds. As a result, checks should not be used to close an account. Shares held in any Alger retirement plan and shares issued in certificate form are not eligible for this service.

   The use of the check redemption procedure does not give rise to a banking relationship between the shareholder and the Fund or the Transfer Agent, which will be acting solely as transfer agent for the Portfolio.

REDEMPTION IN KIND

   Under unusual circumstances, shares of a Portfolio may be redeemed "in kind," which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.
                            SPECIAL INVESTOR SERVICES
EXCHANGE PRIVILEGE

   Except as limited below, shareholders may exchange some or all of their shares for shares of another Portfolio of the Fund. Class A shareholders may exchange their shares for Class A Shares of another Portfolio or for shares of Alger Money Market Portfolio. Class B shareholders may exchange their shares for Class B Shares of another Portfolio or for shares of Alger Money Market Portfolio. Class C shareholders may exchange their shares for Class C Shares of another Portfolio or for shares of Alger Money Market Portfolio. Alger Money Market Portfolio shares acquired by direct purchase may be exchanged for Class A , Class B or Class C Shares of another Portfolio; however, any applicable sales charge will apply to the shares acquired, depending upon their class. Shares of Alger Money Market Portfolio acquired by exchange rather than by direct purchase may be exchanged for shares of another Portfolio, but only for shares of the same class as those originally exchanged for Alger Money Market Portfolio shares. The period of time shares are held in Alger Money Market Portfolio shall not be considered in scheduling of the automatic conversion to Class A Shares or, for accounts opened after October 17, 1992, in the calculation of a CDSC.

   You automatically have the ability to make exchanges by telephone unless you refuse the telephone exchange privilege. Exchanges can be made among Portfolios of the same class of shares for identically registered accounts. For tax purposes, an exchange of shares is treated as a sale of the shares exchanged and, therefore, you may realize a taxable gain or loss when you exchange shares. Shares exchanged prior to the close of business of the NYSE (normally 4:00 p.m. Eastern time) from Alger Money Market Portfolio to any other Portfolio will receive dividends from Alger Money Market Portfolio for the day of the exchange. Shares of Alger Money Market Portfolio received in exchange for shares of any other Portfolio will earn dividends beginning on the next business day after the exchange.

   You may make up to six exchanges annually by telephone or in writing. The Fund may charge a transaction fee for each exchange, although it does not intend to do so at present. You will be notified at least 60 days in advance if the Fund decides to impose this fee. The Fund reserves the right to terminate or modify the exchange privilege upon notice to shareholders.

AUTOMATIC INVESTMENT PLAN

   The Fund offers an Automatic Investment Plan which permits you to make regular transfers to your Fund account from your bank account on the last business day of every month. The minimum monthly investment amount is $25 per Portfolio. Your bank must be a member of the Automated Clearing House.

AUTOMATIC EXCHANGE PLAN

   The Fund also offers an Automatic Exchange Plan which permits you to exchange a specified amount from your Alger Money Market Portfolio account into one or more of the other Portfolios on or about the fifteenth day of the month. The minimum monthly exchange amount is $25 per Portfolio.

   For more information on any of the services discussed above, please call the Fund toll-free at (800) 992-3863.

TELEPURCHASE AND TELEREDEMPTION PRIVILEGES

   The TELEPURCHASE Privilege allows you to purchase Fund shares by telephone (minimum $500, maximum $50,000) by filling out the appropriate section of the New Account Application or sending a Telephone Services Form to the Transfer Agent. Your funds will be transferred from your designated bank account to your Fund account normally within one business day.

   The TELEREDEMPTION Privilege allows you to transfer funds (minimum $500, maximum $50,000) between your Fund account and your designated bank account. Redemption proceeds will be transferred to your bank account, generally within two business days after your redemption request is received. Although the Fund is authorized to charge a fee of $17.00 for each Automated Clearing House redemption, it does not currently intend to do so.

   To use these privileges, your bank must be a member of the Automated Clearing House. Shares held in any Alger retirement plan and shares issued in certificate form are not eligible for this service.

RETIREMENT  PLANS

   Shares of the Portfolios are available as an investment for your retirement plans, including regular IRAs, Keogh Plans, corporate pension and profit-sharing plans, Simplified Employee Pension IRAs, SIMPLE IRAs, Roth IRAs, education IRAs, 401(k) Plans and 403(b) Plans. Please call the Fund at (800) 992-3863 to receive the appropriate documents which contain important information and applications.

SYSTEMATIC WITHDRAWAL PLAN

   If your account balance in any Portfolio is $10,000 or more, you may establish a Systematic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly or annual basis, without payment of a CDSC. The maximum monthly withdrawal is one percent of the current account value in the Portfolio at the time you begin participation in the Plan. Shares held in certificate form are not eligible for this service.

REINSTATEMENT PRIVILEGE

   A shareholder who has redeemed shares of a Portfolio may, within 30 days of the redemption, reinstate any portion or all of the net proceeds of such redemption in Portfolio shares of the same class by exercise of the Reinstatement Privilege. Reinvestment will be at the net asset value of the Portfolio next determined upon receipt of the proceeds and letter requesting this privilege be exercised, subject to confirmation of the shareholder's status or holdings, as the case may be. You will also receive a pro rata credit for any CDSC imposed. This privilege may be exercised only once by a shareholder. Exercising the Reinstatement Privilege will not alter any tax payable on the redemption and a loss may not be allowed for tax purposes.

                              INVESTMENT OBJECTIVES
                                  AND POLICIES

   The investment objectives of the Portfolios and the investment restrictions summarized in the next paragraph are fundamental which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus are not fundamental, which means the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that any Portfolio's objectives will be achieved.

   As a matter of fundamental policy, no Portfolio will: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company; (3) invest more than 10% (15% for Alger Capital Appreciation Portfolio) of its net assets in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market; (4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities and, with respect to Alger Money Market Portfolio, bank and thrift obligations; (5) borrow money or pledge its assets, except that it may borrow money or pledge its assets in an amount of up to 10% of its total assets for temporary or emergency purposes and that Alger Capital Appreciation Portfolio may borrow for investment purposes as described below under "Alger Capital Appreciation Portfolio." The Statement of Additional Information contains additional investment restrictions as well as additional information on the Portfolios' investment practices.

   Except in the case of percentage limitations on borrowing by the Portfolios and as may be otherwise stated, the percentage limitations contained in the Fund's investment restrictions and other investment policies apply at the time of purchase of a security, and a later increase or decrease in percentage resulting from a change in value of securities or in the amount of the Portfolio's assets will not constitute a violation of the restriction or policy.

   In order to permit sales of shares in certain jurisdictions, the Fund may commit to policies more restrictive than those stated above, and the Fund may terminate any such commitment by discontinuing sales of shares in the applicable jurisdiction.

ALGER MONEY MARKET PORTFOLIO

   The investment objective of the Portfolio is to earn high current income consistent with preservation of principal and maintenance of liquidity. The Portfolio may invest in "money market" instruments including, certificates of deposit, time deposits and bankers' acceptances; U.S. Government securities; corporate bonds having less than 397 days remaining to maturity; and commercial paper, including variable rate master demand notes. The Portfolio may also enter into repurchase agreements, reverse repurchase agreements and firm commitment agreements. The Statement of Additional Information contains more information on these instruments.

   The Portfolio will invest at least 95% of its total assets in money market securities which are rated within the highest credit category assigned by at least two established rating agencies (or one rating agency if the security is rated by only one) and will only invest in money market securities rated at the time of purchase within the two highest credit categories or, if not rated, of equivalent investment quality as determined by Fred Alger Management, Inc. ("Alger Management"), the Fund's investment manager. Alger Management subjects all securities eligible for investment to its own credit analysis and considers all securities purchased by the Portfolio to present minimal credit risks.

   The Portfolio has a policy of maintaining a stable net asset value of $1.00. This policy has been maintained since its inception; however, the $1.00 price is not guaranteed or insured, nor is its yield fixed.

The Portfolio generally purchases securities which mature in 13 months or less. The average maturity of the Portfolio will not be greater than 90 days. A discussion of rating agencies is included in the Appendix to the Statement of Additional Information.

ALGER BALANCED PORTFOLIO

   The investment objective of the Portfolio is current income and long-term capital appreciation. The Portfolio intends to invest based on combined considerations of risk, income, capital appreciation and protection of capital value. Normally, it will invest in common stocks and investment grade fixed income securities (preferred stock and debt securities), as well as securities convertible into common stocks. Except during temporary defensive periods, the Portfolio will maintain at least 25% of its net assets in fixed income (senior) securities. With respect to debt securities, the Portfolio will invest only in instruments which are rated in one of the four highest rating categories by any established rating agency, or if not rated, which are determined by Alger Management to be of comparable quality to instruments so rated.

   The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER GROWTH PORTFOLIO

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization--present market value per share multiplied by the total number of shares outstanding--of $1 billion or greater. Accordingly, the Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

ALGER MIDCAP GROWTH PORTFOLIO

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. As of December 31, 1997, the range of market capitalization of these companies was $213 million to $13.737 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER SMALL CAPITALIZATION PORTFOLIO

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. As of December 31, 1997, the range of market capitalization of the companies in the Russell Index was $20 million to $2.97 billion; the range of market capitalization of the companies in the S&P Index at that date was $21 million to $2.934 billion. The combined range as of that date was $20 million to $2.97 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER CAPITAL APPRECIATION PORTFOLIO

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 85% of its net assets in equity securities of companies of any size.

   The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money (leverage) for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of its total assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities. See "Investment Practices."

IN GENERAL

   Alger Small Capitalization Portfolio, Alger MidCap Growth Portfolio, Alger Growth Portfolio, Alger Capital Appreciation Portfolio, and the equity portion of Alger Balanced Portfolio seek to achieve their objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolios will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolios the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives and to meet redemptions, they may hold up to 15% of their net assets (35% of total assets, in the case of Alger Balanced Portfolio) in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

   Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which Alger Small Capitalization Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors. These risks may also apply to investments in smaller companies by all other Portfolios except Alger Money Market Portfolio.


                              INVESTMENT PRACTICES

   The Portfolios may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolios.

REPURCHASE AGREEMENTS

   In a repurchase agreement, a Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which is held as collateral, and the Portfolio might incur a loss if the value of the collateral held declines during this period.

ILLIQUID AND RESTRICTED SECURITIES

   An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. Each Portfolio may purchase securities eligible for resale under Rule 144A of the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. Under the policies and procedures established by the Fund's Board of Trustees, Alger Management determines the liquidity of the Portfolios' Rule 144A investments.

LENDING OF PORTFOLIO SECURITIES

   In order to generate income and to offset expenses, each Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets, including all collateral on such loans less liabilities exclusive of the obligation to return such collateral, to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Default by the borrower could result in delays, costs and/or losses in disposing of the collateral or recovering the loaned securities and, should the borrower fail financially, possible loss of rights in the collateral.

FOREIGN SECURITIES

   Each Portfolio other than Alger Money Market Portfolio may invest up to 20% of its total assets in foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

   Each Portfolio may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers, none of which are included in the 20% foreign securities limitation. ADRs and ADSs are traded in the U.S. securities markets and represent the securities of foreign issuers. While ADRs and ADSs may not necessarily be denominated in the same currency as the foreign securities they represent, many of the risks associated with foreign securities may also apply to ADRs and ADSs.

LEVERAGE THROUGH BORROWING

   Alger Capital Appreciation Portfolio may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging.
Leverage increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than would otherwise be the case. The Portfolio is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

OPTIONS

   Alger Capital Appreciation Portfolio may buy and sell (write) exchange listed options in order to obtain additional return or to hedge the value of its portfolio. Hedging transactions are intended to reduce the risk of price fluctuations. The Portfolio may write an option on a security only if the option is "covered" (for a discussion of covered options, see the Statement of Additional Information). Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes. The Portfolio may purchase and sell put and call options on stock indexes in order to increase its gross income or to hedge its portfolio against price fluctuations.

   The writing and purchase of options are highly specialized activities which involve investment techniques and risks different from those associated with ordinary portfolio securities transactions. Additional discussion of these risks and techniques is included in the Statement of Additional Information.

STOCK INDEX FUTURES AND OPTIONS ON
STOCK INDEX FUTURES

   Alger  Capital  Appreciation  Portfolio  may  purchase  and sell stock  index
futures  contracts  and  options  on  stock  index  futures   contracts.   These
investments may be made only for hedging, not speculative, purposes.

   There can be no assurance of the Portfolio's successful use of stock index futures as a hedging device. If Alger Management uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Portfolio's return. The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option. PORTFOLIO TURNOVER

   Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Higher levels of portfolio activity generally result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Portfolio's shareholders.

                             MANAGEMENT OF THE FUND
ORGANIZATION
   The Fund was organized on March 20, 1986 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing its shares of the Portfolios. With the exception of Alger Money Market Portfolio, each Portfolio offers three classes of shares.

   Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of one Portfolio may vote only on matters that affect that Portfolio. Shareholders of a class have exclusive voting rights with respect to matters affecting only that class, and shareholders vote separately by class on matters in which the interests of one class differ from those of another. BOARD OF TRUSTEES

   The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.

INVESTMENT MANAGER

   Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that Alger Inc. will serve as the Fund's broker in effecting substantially all of the Portfolios' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. The Fund will consider sales of its shares as a factor in the selection of broker-dealers to execute over-the-counter portfolio transactions, subject to the requirements of best price and execution. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolios and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.

   Alger Management has been in the business of providing investment advisory services since 1964 and, as of January 31, 1998, had approximately $7.8 billion under management, $4.5 billion in mutual fund accounts and $3.3 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

PORTFOLIO MANAGERS

   David D. Alger, Seilai Khoo, Ronald Tartaro and David Hyun are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management since 1971, as Executive Vice President and Director of Research until 1995 and as President since 1995. Ms. Khoo has been employed by Alger Management since 1989, as a senior research analyst until 1995 and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President since 1995. Mr. Hyun has been employed by Alger Management since 1991 as an analyst until 1998 and as a Portfolio Manager since 1998. Mr. Alger, Ms. Khoo, Mr. Tartaro and Mr. Hyun also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management. Steven R. Thumm serves as co-manager of the Alger Balanced Portfolio and other mutual funds managed by Alger Management. He has been employed by Alger Management as a fixed income analyst since 1991.

   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.

CERTAIN SHAREHOLDERS

   Set forth below is certain information regarding significant shareholders of the Portfolios. At February 2, 1998, Merrill Lynch & Co. Trustee FBO Qualified Retirement Plans owned beneficially or of record 32.07% of Alger Growth Portfolio--Class A Shares, and Dreyfus Retirement Services owned beneficially or of record 37.34% of Alger Growth Portfolio--Class A Shares. On the same date, FTC & Co.--Datalynx House Acct. owned beneficially or of record 32.35% of Alger MidCap Growth Portfolio--Class A Shares. On that date, Donaldson Lufkin Jenrette Securities Corp. owned beneficially or of record 27.99% of Alger Balanced Portfolio--Class C Shares, and Ken's Auto Service, Inc. owned beneficially or of record 26.88% of Alger Balanced Portfolio--Class C Shares. Also on February 2, 1998, Merrill Lynch Pierce Fenner & Smith FBO its Customers owned beneficially or of record 39.35% of Alger MidCap Growth Portfolio--Class C Shares, 29.01% of Alger Growth Portfolio--Class C Shares and 29.18% of Alger Capital Appreciation Portfolio--Class C Shares. The shareholders identified above may be deemed to control the specified Classes, which may have the effect of proportionately diminishing the voting power of other shareholders of these Classes.

FEES AND EXPENSES

   Each Portfolio pays Alger Management a management fee computed daily and paid monthly at annual rates based on a percentage of the value of the relevant Portfolio's average daily net assets, as follows: Alger Money Market Portfolio-.50%; Alger Small Capitalization Portfolio and Alger Capital Appreciation Portfolio-.85%; Alger MidCap Growth Portfolio-.80%; Alger Growth Portfolio and Alger Balanced Portfolio-.75%.

   Each Portfolio pays other expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal and auditing costs. More information about each Portfolio's investment management agreement and other expenses paid by the Portfolios is included in the Statement of Additional Information.

   The Statement of Additional Information contains information about the Fund's brokerage policies and practices.

DISTRIBUTOR

   Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

TRANSFER AGENT

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund. Certain record-keeping services that would otherwise be performed by Alger Shareholder Services, Inc. may be performed by other entities providing similar services to their customers who invest in the Portfolios. The Fund, Alger Shareholder Services, Inc., Alger Inc. or any of its affiliates may elect to enter into a contract to pay them for such services.

SHAREHOLDER SERVICING AGREEMENT

   The Fund pays Alger Inc. a shareholder servicing fee of .25% of the average daily net assets of each Portfolio other than Alger Money Market Portfolio for ongoing service and maintenance of shareholder accounts. Alger Inc. will compensate third parties from this fee who provide personal service and maintenance of customer accounts.

                                 NET ASSET VALUE
   The price of one share of a class is based on its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets allocable to the class, deducting applicable liabilities and then dividing the result by the number of its shares outstanding. The net asset value of a share of a given class may differ from that of one or more other classes. Net asset value is calculated as of the close of business (normally 4:00 p.m. Eastern time) or, for Alger Money Market Portfolio, as of 12:00 noon Eastern time on each day the NYSE is open.

   Purchases for Alger Money Market Portfolio will be processed at the net asset value calculated after your order is received and accepted. If your purchase is made by wire and is received by 12:00 noon Eastern time, your account will be credited and begin earning dividends on the day of receipt. If your wire purchase is received after 12:00 noon Eastern time, it will be credited and begin earning dividends the next business day. Exchanges are credited the day the request is received by mail or telephone, and begin earning dividends the next business day. If your purchase is made by check, and received by the close of business of the NYSE (normally 4:00 p.m. Eastern time), it will be credited and begin earning dividends the next business day.

   Purchases for the other Portfolios will be based upon the next net asset value calculated for each class after your order is received and accepted. If your purchase is made by check, wire or exchange and is received by the close of business of the NYSE (normally 4:00 p.m. Eastern time), your account will be credited on the day of receipt. If your purchase is received after such time, it will be credited the next business day.

   Third-party   checks   will   not  be   honored   except   in  the   case  of
employer-sponsored retirement plans. You will be charged a fee for any check returned by your bank.
                               DIVIDENDS AND TAXES
DIVIDENDS

   Each class will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date in additional shares of the class that paid the dividend or distribution at net asset value, unless you elected in writing to have all dividends and distributions paid in cash or reinvested at net asset value into another identically registered Alger Portfolio account you have established. In addition, accounts whose dividend/distribution checks have been returned as undeliverable shall reinvest that dividend/distribution at the net asset value next determined after the Transfer Agent receives the undelivered check. Furthermore, all future dividend/distribution checks shall be reinvested automatically at net asset value on the payment date until a written request for reinstatement of cash distribution and a valid mailing address are provided by the shareholder(s). Shares purchased through reinvestment of dividends and distributions are not subject to a CDSC or front-end sales charge. Any dividends of Alger Money Market Portfolio are declared daily and paid monthly, and any dividends of the other Portfolios are declared and paid annually. Distributions of any net realized short-term and long-term capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned.

   The classes of a Portfolio may have different dividend and distribution rates. Class A dividends generally will be greater than those of Classes B and C due to the Rule 12b-1 fees associated with Class B and C Shares. However, dividends paid to each class of shares in a Portfolio will be declared and paid at the same time and will be determined in the same manner as those paid to each other class.

TAXES

   Each Portfolio intends to qualify and elect to be treated each year as a "regulated investment company" for federal income tax purposes. A regulated investment company is not subject to regular income tax on any income or capital gains distributed to its shareholders if it, among other things, distributes at least 90 percent of its investment company taxable income to them within applicable time periods. Each Portfolio is treated as a separate taxable entity, with the result that taxable dividends and distributions from a Portfolio reflect only the income and gains, net of losses, of that Portfolio.

   For federal income tax purposes dividends and distributions from a Portfolio are taxable to you whether paid in cash or reinvested in additional shares. You may also be liable for tax on any gain realized upon the redemption or exchange of shares in the Portfolios.

   Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax adviser to assess the federal, state and local tax consequences of investing in each Portfolio. This discussion is not intended to address the tax consequences of an investment by a nonresident alien.
                                   PERFORMANCE
   The Portfolios and their underlying classes advertise different types of yield and total return performance. All performance figures are based on historical earnings and are not intended to indicate future performance. Yield and total return figures may be different among the classes of a portfolio. Further information about the Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by contacting the Fund.

   Alger Money Market Portfolio may advertise its "yield" and "effective yield." The "yield" of the Portfolio refers to certain income generated by an investment in the Portfolio over a particular base period. This income is then "annualized." That is, the amount of income generated by the investment during the period is assumed to be generated over a 52 week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect on this assumed reinvestment.

   Each of the classes of the Portfolios other than Alger Money Market Portfolio may also include quotations of their "total return" in advertisements or reports to shareholders or prospective investors. Total return figures show the aggregate or average percentage change in value of an investment in a class from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the class's shares and assume that any income dividends and/or capital gains distributions made by the class during the period were reinvested in shares of the class. Figures will be given for recent 1, 5, and 10 year periods, and may be given for other periods as well (such as from commencement of the class's operations, or on a year-by-year basis) and may utilize dollar cost averaging. The class may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the class for the specific period (again reflecting changes in class share price and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be calculated either with or without the effect of the CDSC or initial sales charge to which the shares are subject and may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for a class will vary based on changes in market conditions. In addition, since the deduction of a class's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the class's expenses.

   The Statement of Additional Information, which is incorporated by reference, further describes the method used to determine the yields and total return figures. Current yield and/or total return quotations may be obtained by contacting the Fund.

   No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information or the Fund's official sales literature in connection with the offering of the Fund's shares, and if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not be lawfully made.

                          ---------------------------


INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

AUDITORS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

COUNSEL:
Hollyer Brady Smith Troxell
  Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, NY 10176









AS898




                          ALGER MONEY MARKET PORTFOLIO
                      ALGER SMALL CAPITALIZATION PORTFOLIO
                          ALGER MIDCAP GROWTH PORTFOLIO
                             ALGER GROWTH PORTFOLIO
                            ALGER BALANCED PORTFOLIO
                      ALGER CAPITAL APPRECIATION PORTFOLIO

PROSPECTUS

February 25, 1998

As Supplemented On May 18, 1998, August 5, 1998 and August 20, 1998